Loan and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 585,791	R$ 536,091
Overdue as from 1 day [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	21,263	19,563
Falling due up to 3 months [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	165,028	144,812
Falling due from 3 months to 12 months [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	149,388	127,805
Falling due after 1 year [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 250,112	R$ 243,911